RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Net Amounts Recognized in Balance Sheet - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The Group
Net amount recognised in the balance sheet
At 1 January	£ (550)	£ (1,146)
Net defined benefit pension charge	(244)	(241)
Actuarial losses on defined benefit obligation	(5,443)	(4,958)
Return on plan assets	5,565	3,531
Employer contributions	1,149	1,062
Exchange and other adjustments	1	10
At 31 December	(1,578)	(550)
The Bank
Net amount recognised in the balance sheet
At 1 January	(347)	(667)
Net defined benefit pension charge	(119)	(129)
Actuarial losses on defined benefit obligation	(3,365)	(3,473)
Return on plan assets	3,217	2,700
Employer contributions	647	558
Exchange and other adjustments	0	24
At 31 December	£ (727)	£ (347)